CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)							1 Months Ended	12 Months Ended
	Jul. 28, 2021	Apr. 15, 2021	Feb. 04, 2021	Feb. 02, 2021	Feb. 02, 2021	Jan. 28, 2021	May 23, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 14, 2022
Debt Instrument [Line Items]
Accrued interest								$ 364,868	$ 426,036
Unamortized discount								(0)	57,158
Convertible Notes Payable								$ 543,167	$ 633,167
Note A [Member]
Debt Instrument [Line Items]
Beneficial conversion feature						$ 300,000
Unamortized discount						500,000
Number of shares converted, Principal value	$ 80,000	$ 75,000	$ 50,000				$ 90,000
Number of shares converted	8,000,000	7,500,000	5,000,000				11,250,000
Conversion price							$ 0.008
Conversion shares								45,608,457	42,603,642
Accrued interest								$ 159,868	$ 131,036
Amortization of discount								0	254,660
Unamortized discount								0	45,340
Interest Expense, Debt								28,832	45,212
Convertible Notes Payable								$ 205,000	$ 295,000
Note B [Member]
Debt Instrument [Line Items]
Number of shares converted								82,301,918	78,864,418
Accrued interest								$ 10,842	$ 8,092
Interest Expense, Debt								2,750	2,750
Convertible debt outstanding								55,000	55,000
12% Senior Secured Convertible Notes [Member] | Single Investor [Member] | Non Public Offering [Member]
Debt Instrument [Line Items]
Number of shares converted, Principal value								$ 65,842	$ 63,092
Note D [Member]
Debt Instrument [Line Items]
Beneficial conversion feature						30,000
Unamortized discount						$ 50,000
Number of shares converted								8,837,192	6,469,754
Conversion price										$ 0.008
Accrued interest								$ 20,698	$ 14,698
Amortization of discount								0	25,466
Unamortized discount								0	4,534
Interest Expense, Debt								6,000	6,115
Convertible Notes Payable								50,000	50,000
Note D [Member] | Single Investor [Member] | Non Public Offering [Member]
Debt Instrument [Line Items]
Number of shares converted, Principal value								$ 70,698	$ 64,698
Note E [Member]
Debt Instrument [Line Items]
Number of shares converted								217,112,620	188,916,781
Accrued interest								$ 48,690	$ 33,690
Amortization of discount								0	34,104
Unamortized discount								0	0
Interest Expense, Debt								15,000	15,000
Convertible Notes Payable								125,000	125,000
Note E [Member] | Single Investor [Member] | Non Public Offering [Member]
Debt Instrument [Line Items]
Number of shares converted, Principal value								173,690	158,690
Note F [Member]
Debt Instrument [Line Items]
Number of shares converted, Principal value				$ 66,833
Number of shares converted				7,200,000	7,200,000
Accrued interest				$ 5,177	$ 5,177			5,029	1,712
Amortization of discount								3,637	1,925
Unamortized discount								0	3,637
Interest Expense, Debt								3,317	3,903
Convertible Notes Payable								$ 33,167	$ 33,167
Face amount				$ 66,833	$ 66,833
Note G [Member]
Debt Instrument [Line Items]
Number of shares converted								9,317,144	8,473,973
Accrued interest								$ 17,240	$ 9,740
Amortization of discount								3,637	1,925
Unamortized discount								0	3,637
Interest Expense, Debt								7,500	7,500
Convertible debt outstanding								75,000	75,000
Note G [Member] | Single Investor [Member] | Non Public Offering [Member]
Debt Instrument [Line Items]
Number of shares converted, Principal value								$ 92,240	$ 84,740